Average Annual Total Returns		12 Months Ended	38 Months Ended	50 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		9.14%		4.14%
Performance Inception Date	Nov. 08, 2019
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		11.73%		4.74%
Performance Inception Date	Nov. 08, 2019
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.94%		4.93%
Performance Inception Date	Nov. 08, 2019
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		13.91%		4.90%
Performance Inception Date	Nov. 08, 2019
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		15.58%		5.54%
Performance Inception Date	Nov. 08, 2019
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.84%		5.71%
Performance Inception Date	Nov. 08, 2019
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		16.30%			9.58%	5.59%	5.96%
Performance Inception Date	Apr. 01, 2011
Class F-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.90%			8.92%	5.15%
Class F-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.97%			7.61%	4.51%
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		16.26%		6.00%
Performance Inception Date	Nov. 08, 2019
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		16.12%	6.49%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		16.25%	6.59%
Performance Inception Date	Oct. 30, 2020
Class 529 F-1
Prospectus [Line Items]
Average Annual Return, Percent		16.05%		5.89%
Performance Inception Date	Nov. 08, 2019
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		16.32%		6.10%
Performance Inception Date	Nov. 08, 2019
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		16.16%		5.97%
Performance Inception Date	Nov. 08, 2019
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		16.26%		6.06%
Performance Inception Date	Nov. 08, 2019
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		15.87%		5.78%
Performance Inception Date	Nov. 08, 2019
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		15.57%		5.55%
Performance Inception Date	Nov. 08, 2019
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		15.47%		5.51%
Performance Inception Date	Nov. 08, 2019
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		15.16%		5.27%
Performance Inception Date	Nov. 08, 2019
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		15.16%		5.35%
Performance Inception Date	Nov. 08, 2019
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.24%			8.16%	4.28%	4.96%